STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
[custom:StockOptionReserve-1]	$ 23,841	$ 21,204
Stock based compensation expense	321	2,637	$ 4,276
Stock based compensation expense	(632)
Ending balance	$ 23,530	$ 23,841	$ 21,204